Property, leasehold improvements and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, leasehold improvements and equipment

9.           Property, leasehold improvements and equipment

Property, leasehold improvements and equipment are as follows:

	December 31,
	2019		2018		2017
Net carrying value:
Land (see note 10)	Ps.	1,709,508	Ps.	1,709,508	Ps.	1,709,508
Leasehold improvements		786,085		783,221		660,589
Machinery and equipment		83,611		99,194		116,117
Furniture and office equipment		35,105		42,674		47,113
Transportation equipment		1,555		25,326		36,246
Computer equipment		2,212		4,930		9,483
Construction in progress for leasehold improvements		29,025		5,409		22,341
	Ps.	2,647,101	Ps.	2,670,262	Ps.	2,601,397

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2017	Ps.	1,707,236		586,016		196,861		147,145		32,318		64,196		78,218		2,811,990
Acquisitions		2,272		107,735		4,502		6,393		34,531		3,805		75,853		235,091
Disposals		—		—		(249)		—		(4,532)		(62)		—		(4,843)
Transfers		—		131,730		—		—		—		—		(131,730)		—
Other		—		—		—		(183)		(1,274)		(242)		—		(1,699)

Balance as of December 31, 2017		1,709,508		825,481		201,114		153,355		61,043		67,697		22,341		3,040,539
Acquisitions		—		53,347		2,293		5,444		1,038		1,102		104,038		167,262
Disposals		—		—		(321)		—		—		(666)		—		(987)
Transfers		—		120,970		—		—		—		—		(120,970)		—
Other		—		—		(127)		(687)		(351)		(402)		—		(1,567)

Balance as of December 31, 2018		1,709,508		999,798		202,959		158,112		61,730		67,731		5,409		3,205,247
Acquisitions		—		49,345		3,386		2,168		—		869		80,290		136,058
Disposals		—		—		—		(525)		—		—		—		(525)
Transfers		—		9,403		—		—		(34,283)		(430)		(55,656)		(80,966)
Other		—		—		—		(20)		(5,792)		(595)		(1,018)		(7,425)
Balance as of December 31, 2019	Ps.	1,709,508	Ps.	1,058,546	Ps.	206,345	Ps.	159,735	Ps.	21,655	Ps.	67,575	Ps.	29,025	Ps.	3,252,389

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2017	Ps.	(129,511)	Ps.	(66,512)	Ps.	(96,310)	Ps.	(23,276)	Ps.	(52,176)	Ps.	—	Ps.	(367,785)
Depreciation		(35,342)		(18,674)		(10,112)		(7,264)		(6,323)		—		(77,715)
Disposals		—		—		—		4,532		47		—		4,579
Other		(39)		189		180		1,211		238		—		1,779

Balance as of December 31, 2017		(164,892)		(84,997)		(106,242)		(24,797)		(58,214)		—		(439,142)
Depreciation		(51,685)		(18,902)		(9,883)		(11,630)		(5,655)		—		(97,755)
Disposals		—		134		—		—		666		—		800
Other		—		—		687		23		402		—		1,112

Balance as of December 31, 2018		(216,577)		(103,765)		(115,438)		(36,404)		(62,801)		—		(534,985)
Depreciation		(55,884)		(18,969)		(9,729)		(4,806)		(3,051)		—		(92,439)
Disposals		—		—		525		—		—		—		525
Other		—		—		12		21,110		489		—		21,611

Balance as of December 31, 2019	Ps.	(272,461)	Ps.	(122,734)	Ps.	(124,630)	Ps.	(20,100)	Ps.	(65,363)	Ps.	—	Ps.	(605,288)